Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
At 1 January	£ 6,543
Write down of goodwill and other intangible assets	37	£ 29	£ 159
At 31 December	6,616	6,543
Cost
Intangible assets
At 1 January	20,298	19,851
Currency translation and other adjustments	86	280
Acquisition of subsidiaries	50
Additions	364	384
Disposals and write-off of fully amortised assets	(610)	(217)
At 31 December	20,188	20,298	19,851
Accumulated impairment, depreciation and amortisation
Intangible assets
At 1 January	13,755	13,371
Currency translation and other adjustments	82	278
Disposals and write-off of fully amortised assets	(573)	(145)
Charge for the year	271	222
Write down of goodwill and other intangible assets	37	29
At 31 December	13,572	13,755	13,371
Goodwill
Intangible assets
At 1 January	5,558
At 31 December	5,606	5,558
Goodwill | Cost
Intangible assets
At 1 January	18,039	17,756
Currency translation and other adjustments	77	283
Acquisition of subsidiaries	48
At 31 December	18,164	18,039	17,756
Goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At 1 January	12,481	12,198
Currency translation and other adjustments	77	283
At 31 December	12,558	12,481	12,198
Intangible assets
Intangible assets
Impairment to goodwill	37	29
Intangible assets | Internally generated software
Intangible assets
At 1 January	985
At 31 December	1,010	985
Intangible assets | Internally generated software | Cost
Intangible assets
At 1 January	2,259	2,095
Currency translation and other adjustments	9	(3)
Acquisition of subsidiaries	2
Additions	364	384
Disposals and write-off of fully amortised assets	(610)	(217)
At 31 December	2,024	2,259	2,095
Intangible assets | Internally generated software | Accumulated impairment, depreciation and amortisation
Intangible assets
At 1 January	1,274	1,173
Currency translation and other adjustments	5	(5)
Disposals and write-off of fully amortised assets	(573)	(145)
Charge for the year	271	222
Write down of goodwill and other intangible assets	37	29
At 31 December	£ 1,014	£ 1,274	£ 1,173